Income Tax (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax [Abstract]
Analysis of deferred tax assets and liabilities
As of December 31, 2017, and 2016, the analysis of deferred tax assets and deferred tax liabilities is as follows:

Deferred tax assets	Balance as of December 31,
Concept	2017	2016
Net tax credits for operating losses carryforwards	71,219	102,804
Temporary differences derivatives financial instruments	93,719	99,930
Other temporary differences	198	157
Total deferred tax assets	165,136	202,891

Deferred tax liabilities	Balance as of December 31,
Concept	2017	2016
Temporary differences tax/book amortization	113,432	28,810
Other temporary differences tax/book value of contracted concessional assets	66,247	61,818
Other temporary differences	6,904	4,409
Total deferred tax liabilities	186,583	95,037

Movements in deferred tax assets and liabilities
The movements in deferred tax assets and liabilities during the years ended December 31, 2017 and 2016 were as follows:

Deferred tax assets	Amount
As of January 1, 2016	191,314
Increase/decrease through the consolidated income statement	16,033
Increase/decrease through other consolidated comprehensive income (equity)	(5,701)
Other movements	1,245
As of December 31, 2016	202,891

Increase/decrease through the consolidated income statement	(31,421)
Increase/decrease through other consolidated comprehensive income (equity)	(13,312)
Other movements	6,978
As of December 31, 2017	165,136

Deferred tax liabilities	Amount
As of January 1, 2016	79,654
Increase/decrease through the consolidated income statement	16,681
Increase/decrease through other consolidated comprehensive income (equity)	(62)
Other movements	(1,236)
As of December 31, 2016	95,037

Increase/decrease through the consolidated income statement	86,418
Increase/decrease through other consolidated comprehensive income (equity)	-
Other movements	5,128
As of December 31, 2017	186,583

Income tax benefit/(expense)
Details for income tax for the years ended December 31, 2017, 2016 and 2015 are as follows:

	For the twelve-month period ended December 31,
Item	2017	2016	2015
Current tax	(1,998)	(1,018)	(2,182)
Deferred tax	(117,839)	(648)	(21,608)
- relating to the origination and reversal of temporary differences	(98,508)	(648)	(22,492)
- relating to changes in tax rates	(19,331)	-	884
Total income tax benefit/(expense)	(119,837)	(1,666)	(23,790)

Effective income tax rate reconciliation
The reconciliation between the theoretical income tax resulting from applying an average statutory tax rate to income/(loss) before income tax and the actual income tax expense recognized in the consolidated income statements for the years ended December 31, 2017, 2016 and 2015, are as follows:

	For the year ended December 31,
Concept	2017	2016	2015
Consolidated income / (loss) before taxes	14,950	3,333	(174,396)
Average statutory tax rate	30%	30%	30%
Corporate income tax at average statutory tax rate	(4,485)	(1,000)	52,319
Income tax of associates, net	1,765	2,110	2,341
Differences in foreign tax rates	3,304	(4,930)	(2,389)
Permanent differences	19,324	11,121	(19,456)
Incentives, deductions, and unrecognized tax losses carryforwards	(20,994)	(11,110)	(58,039)
Change in corporate income tax	(19,331)	-	884
U.S. Internal Revenue Code Section 382	(96,328)	-	-
Other non-taxable income/(expense)	(3,092)	2,143	550
Corporate income tax	(119,837)	(1,666)	(23,790)